Summary of Significant Accounting Policies (Details) - Schedule of common stock reflected in the condensed balance sheet - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Schedule of common stock reflected in the condensed balance sheet [Abstract]
Gross proceeds	$ 172,500,000	$ 172,500,000
Less:
Proceeds allocated to Public Warrants	(10,275,000)	(10,275,000)
Proceeds Allocated to Public Rights	(7,331,250)	(7,331,250)
Common stock issuance costs	(3,968,164)	(3,968,164)
Plus:
Accretion of carrying value to redemption value	23,299,414
Common stock subject to possible redemption, December 31, 2021	174,225,000
Plus:
Accretion of carrying value to redemption value	1,725,000
Common stock subject to possible redemption, March 31, 2022	$ 175,950,000	$ 174,225,000